Deferred tax assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [line items]
Gross deferred tax assets	$ 8,188	$ 8,051	$ 7,832
Deferred tax assets	4,309	3,739
Gross deferred tax liabilities	(6,127)	(6,998)	(7,159)
Deferred tax liabilities	(2,248)	(2,686)
Net deferred tax balance	2,061	1,053	673
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period	1,053	673
Credited/(charged) to income		655
Charged to equity		1
Credited/(charged) to other comprehensive income		(43)
Impact of business combinations		(244)
Other movements		11
Net deferred tax balance at end of period	2,061	1,053	673
Offsetting of deferred tax assets and liabilities within the same tax jurisdiction	3,879	4,312
Deferred tax assets	4,309	3,739
Deferred tax liabilities	(2,248)	(2,686)
Property, plant and equipment [member]
Statement [line items]
Gross deferred tax assets	117	158	125
Gross deferred tax liabilities	(310)	(343)	(381)
Net deferred tax balance	(193)	(185)	(256)
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period	(185)	(256)
Credited/(charged) to income		69
Credited/(charged) to other comprehensive income		(2)
Other movements		4
Net deferred tax balance at end of period	(193)	(185)	(256)
Intangible assets [member]
Statement [line items]
Gross deferred tax assets	2,188	1,726	1,307
Gross deferred tax liabilities	(4,228)	(4,785)	(4,704)
Net deferred tax balance	(2,040)	(3,059)	(3,397)
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period	(3,059)	(3,397)
Credited/(charged) to income		628
Impact of business combinations		(300)
Other movements		10
Net deferred tax balance at end of period	(2,040)	(3,059)	(3,397)
Pensions and other benefit obligations of associates [member]
Statement [line items]
Gross deferred tax assets	764	739	1,026
Gross deferred tax liabilities	(420)	(420)	(591)
Net deferred tax balance	344	319	435
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period	319	435
Credited/(charged) to income		(5)
Credited/(charged) to other comprehensive income		(104)
Other movements		(7)
Net deferred tax balance at end of period	344	319	435
Inventories [member]
Statement [line items]
Gross deferred tax assets	2,200	2,214	2,273
Gross deferred tax liabilities	(77)	(138)	(148)
Net deferred tax balance	2,123	2,076	2,125
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period	2,076	2,125
Credited/(charged) to income		(43)
Other movements		(6)
Net deferred tax balance at end of period	2,123	2,076	2,125
Tax loss carryforwards [member]
Statement [line items]
Gross deferred tax assets	713	425	374
Net deferred tax balance	713	425	374
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period	425	374
Credited/(charged) to income		5
Impact of business combinations		55
Other movements		(9)
Net deferred tax balance at end of period	713	425	374
Other assets, provisions and accruals [member]
Statement [line items]
Gross deferred tax assets	2,206	2,789	2,727
Gross deferred tax liabilities	(1,092)	(1,312)	(1,335)
Net deferred tax balance	1,114	1,477	1,392
Movement in deferred tax balance [roll forward]
Net deferred tax balance at beginning of period	1,477	1,392
Credited/(charged) to income		1
Charged to equity		1
Credited/(charged) to other comprehensive income		63
Impact of business combinations		1
Other movements		19
Net deferred tax balance at end of period	1,114	1,477	$ 1,392
Continuing operations [member]
Movement in deferred tax balance [roll forward]
Net deferred tax balance related to discontinued operations	(413)
Credited/(charged) to income	1,875	625
Credited/(charged) to other comprehensive income	(21)	(20)
Impact of business combinations	(440)
Other movements	7	$ 8
Continuing operations [member] | Property, plant and equipment [member]
Movement in deferred tax balance [roll forward]
Net deferred tax balance related to discontinued operations	60
Credited/(charged) to income	(13)
Credited/(charged) to other comprehensive income	(3)
Impact of business combinations	(2)
Other movements	(50)
Continuing operations [member] | Intangible assets [member]
Movement in deferred tax balance [roll forward]
Net deferred tax balance related to discontinued operations	120
Credited/(charged) to income	1,344
Impact of business combinations	(530)
Other movements	85
Continuing operations [member] | Pensions and other benefit obligations of associates [member]
Movement in deferred tax balance [roll forward]
Net deferred tax balance related to discontinued operations	(36)
Credited/(charged) to income	32
Credited/(charged) to other comprehensive income	16
Other movements	13
Continuing operations [member] | Inventories [member]
Movement in deferred tax balance [roll forward]
Net deferred tax balance related to discontinued operations	(311)
Credited/(charged) to income	386
Other movements	(28)
Continuing operations [member] | Tax loss carryforwards [member]
Movement in deferred tax balance [roll forward]
Net deferred tax balance related to discontinued operations	(13)
Credited/(charged) to income	173
Impact of business combinations	111
Other movements	17
Continuing operations [member] | Other assets, provisions and accruals [member]
Movement in deferred tax balance [roll forward]
Net deferred tax balance related to discontinued operations	(233)
Credited/(charged) to income	(47)
Credited/(charged) to other comprehensive income	(34)
Impact of business combinations	(19)
Other movements	(30)
Discontinued operations [member]
Statement [line items]
Deferred tax assets	624
Deferred tax liabilities	(270)
Movement in deferred tax balance [roll forward]
Deferred tax assets	624
Deferred tax liabilities	$ (270)